Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
CIK	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 06, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A